SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable	$ 1,916	$ 2,438
Payroll payable	196	343
Insurance fees collected to be paid to insurance companies
Payable to other services	146	468
Deposits	7	6
Others	25	41
Total	$ 2,290	$ 3,296